Notes to the Consolidated Statements of Cash Flows - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021		Sep. 30, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash outflow from the acquisition of subsidiaries	€ 192.9	€ 7.5	[1]	€ 0.3	[1]
Midwest Sports Supply LLC.
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash outflow from the acquisition of subsidiaries		€ 7.7
System Sport GmbH
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash outflow from the acquisition of subsidiaries				€ 0.7

[1]	The comparative numbers have been re-presented as a result of the discontinued operations. Refer to Note 11- Discontinued operations.